                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4975
--------------------------------------------------------------------------------
                          MFS CHARTER INCOME TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Stephen E. Cavan
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
--------------------------------------------------------------------------------
                   Date of fiscal year end: November 30, 2002
--------------------------------------------------------------------------------
                     Date of reporting period: May 31, 2003
--------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

[logo] M F S(R)
INVESTMENT MANAGEMENT

                     MFS(R) CHARTER
                     INCOME TRUST

                     SEMIANNUAL REPORT o MAY 31, 2003

TABLE OF CONTENTS

Letter from the Chairman ..................................................  1
Management Review .........................................................  4
Performance Summary .......................................................  8
Portfolio of Investments .................................................. 10
Financial Statements ...................................................... 22
Notes to Financial Statements ............................................. 26
Trustees and Officers ..................................................... 34



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NOT FDIC INSURED               MAY LOSE VALUE                NO BANK GUARANTEE
     NOT A DEPOSIT            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

LETTER FROM THE CHAIRMAN

[Photo of Jeffrey L. Shames]
    Jeffrey L. Shames

Dear Shareholders,
Our firm was built on the philosophy that bottom-up fundamental research is the best means of achieving superior long-term investment performance. When you're managing billions of dollars for investors, we think you have an obligation to have in-depth, firsthand knowledge of every company owned, anywhere in the world.

We have structured our equity and fixed-income investment teams to capitalize on the strength of our investment process and the global reach of our analysts based around the world. Our global research team is composed of 45 equity research analysts, 27 based in the United States and 18 based abroad, and 26 credit research analysts. Each analyst is assigned one or more specific industries and then charged with identifying the most attractive investment ideas within these industries. Our U.S. and non-U.S. equity research analysts are unified into one team that emphasizes a collaborative process in analyzing securities around the globe. Credit analysts also share their expertise in each segment of the fixed-income market and work as part of the same team ensuring that every member has access to information that may have a material effect on their investment decisions. As MFS(R) continues to grow and as markets become more complex, we believe our structure will enable us to maintain a consistent investment process with the goal of providing strong, long-term investment performance across market capitalizations, investment disciplines, and country borders for our investors.

THINKING GLOBALLY
More companies than ever compete globally and, therefore, we must make investment decisions knowing what is occurring outside of a company's local market. This trend plays to the strength of our environment of collaboration between our analysts and portfolio managers around the globe. The analysts know the most details about individual companies in specific industries and geographic regions. The portfolio managers have broader, cross-industry insights and a wider perspective on companies and industries. Our goal is to make sure those two sets of perspectives coordinate and work well together. As the world's markets become more interdependent, we believe our collaborative environment allows us to produce solid investment ideas for our portfolios.

BUILDING A NETWORK
Simply put, we believe our structure assures that our analysts maintain their peripheral vision rather than becoming too immersed in a specific segment of the market. We do not believe that analysts and portfolio managers -- no matter how talented they may be -- can succeed by working in a vacuum. Through the latest technology available, our entire research team meets frequently via video and telephone teleconferences, e-mail, and PDAs (personal digital assistants). When we hire new analysts, we require them to spend an average of one year in Boston to learn MFS' culture and to build relationships with their peers. We believe the interaction among our analysts is the key to making our collaborative process work toward delivering superior long-term investment performance for our investors. Our analysts work out of four research offices in Boston, London, Singapore, and Tokyo, and are assigned to specific regions and industries. They meet regularly with their colleagues to discuss world trends affecting the companies they cover.

In addition, our equity and fixed-income analysts often visit company managements as a team. This collaboration is vital because of the different perspectives they bring to their analysis. Because a company's stock price has tended to follow its earnings over time, our equity research analysts tend to focus on gauging earnings potential, a company's position within its industry, and its ability to grow its market share. Conversely, our fixed-income analysts will look at stability of a company's cash flow, the value of its assets, and its capital structure to gauge whether the company can generate enough free cash flow to pay off its debt. As a result of their collaboration, we believe we're able to see a more complete view of a company.

WORKING TOGETHER
Our portfolio managers also work closely with the analysts to select the most appropriate securities for their portfolios from the various recommendations made by the analysts. Opinions are exchanged and ideas are challenged so that each member of our team is involved in our investment process. In fact, our portfolio managers will be the first ones to tell you that many of their best ideas start with the research analysts. We believe our collaborative approach also provides us with an effective way to assess risk. Our portfolio managers are not discouraged from taking on an appropriate level of risk; however, we have rigorous guidelines to assure that the level of risk is measured and monitored and consistent with the investment philosophies of each of our portfolios. All told, we believe our culture empowers the members of our investment team to continue to do their best work and allows them to make better investment decisions.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    June 20, 2003

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

MANAGEMENT REVIEW

[Photo of Joseph C. Flaherty, Jr.]
     Joseph C. Flaherty, Jr.

Dear Shareholders,

For the six months ended May 31, 2003, the trust provided a total return of 10.21% based on its beginning and ending stock market prices and assuming the reinvestment of any distributions paid during the period. The trust's total return based on its net asset value (NAV) was 9.79%. The trust's results compare with returns over the same period for the following benchmarks: 4.65% for the Salomon World Government Bond Index Non-dollar Hedged, 6.29% for the Lehman Brothers Aggregate Bond Index, 16.78% for the Lehman Brothers High Yield Index, and 20.96% for the J.P. Morgan Emerging Market Bond Index -- Global. The Salomon World Government Bond Index Non-dollar Hedged is a measure of government bond markets around the world ex-U.S. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. The Lehman Brothers High Yield Index measures the performance of the high-yield bond market. The J.P. Morgan Emerging Market Bond Index -- Global (the EMBI Global) tracks debt instruments in the emerging markets (includes a broader array of countries than the EMBI
Plus).

MARKET ENVIRONMENT
During the fourth quarter of 2002 and continuing through the end of May 2003, economic growth worldwide continued to be anemic. The weak economic environment caused the U.S. Federal Reserve Board to keep U.S. interest rates low for the period and the European Central Bank (ECB) to cut its interest rates twice in an effort to boost economic activity in that region. At the same time, investors appeared to show renewed interest in fixed-income securities, especially those with lower quality ratings. The period was marked by near-record cash inflows into the high-yield market at a time when only modest supplies of new high-yield bonds were being issued. We believe that this imbalance between supply and demand resulted in lower yields and significantly higher prices. It also contributed to better performance from high-yield bonds than other U.S. fixed-income sectors.

High-grade corporate bonds also benefited from solid market conditions, but did not appreciate to the extent experienced in the high-yield market. U.S. government bonds also posted positive results, but lagged most other fixed-income asset classes, as yields on those U.S. government bonds neared 45-year lows. (U.S. government bonds fluctuate in value, but they are guaranteed as to the timely payment of interest and, if held to maturity, provide a guaranteed rate of return.) Prices of foreign government bonds rose as interest rates fell. Emerging market bonds were among the top performers overseas. Attractive yields and improved monetary and fiscal policies contributed to increased demand for emerging market bonds and helped cause their prices to rise.

STRONG PERFORMANCE FROM HIGH-YIELD BONDS
The trust had benefited from being positioned conservatively throughout 2002. However, we began to increase corporate exposure in November because we felt the yields on these bonds were at attractive levels and the economy was positioned to improve. We roughly doubled the portion of the trust's high-yield position over the course of the period so that it totaled approximately 24% of the trust's holdings by the end of May. At the same time, we were trimming our U.S. government, government agency, and mortgage positions because we believed that other areas of the fixed-income market offered better returns.

Our focus on lower-quality bonds proved beneficial to the trust as many previously struggling sectors bounced back. One area in particular that did well during the period was the telecommunications sector, where exposure to communications companies such as Cox Communications and Turner Broadcasting helped the trust.

Our holdings in the financial sector also helped trust performance. On a risk-adjusted basis, the mortgage group continued to be a very solid performer. A strong housing market translated into increased mortgage lending that improved profitability for many banks.

We also increased our allocation to emerging market debt securities to approximately 8%. The sector performed very well and added to the trust's yield.

Finally, we increased our exposure to foreign currency as a result of not hedging all of our foreign bond positions. As the dollar weakened over the period, this increased exposure provided a positive contribution to the trust's performance.

DETRACTORS FROM PERFORMANCE
Although our allocation in the high-yield sector benefited absolute performance, the trust would have turned in stronger returns had it been more heavily invested in high-yield bonds. In addition, the trust had a very low exposure to the lowest quality issues in the high-yield market. We believed that those issues were too volatile and too fiscally distressed to be included in the trust's portfolio. However, the lowest quality issues turned in the best performance among corporate bonds.

Although the trust's U.S. government holdings generated positive returns, those holdings produced lower returns than the trust's corporate bonds and acted as a damper on fund performance.

    Respectfully,

/s/ Joseph C. Flaherty, Jr.

    Joseph C. Flaherty, Jr.
    Portfolio Manager

The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

It is not possible to invest directly in an index.

The portfolio is actively managed, and current holdings may be different.

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   PORTFOLIO MANAGER'S PROFILE
-------------------------------------------------------------------------------

   JOSEPH C. FLAHERTY, JR., IS SENIOR VICE PRESIDENT OF MFS INVESTMENT MANAGEMENT(R) (MFS(R)) AND MANAGER OF THE QUANTITATIVE RESEARCH GROUP. HE IS PORTFOLIO MANAGER OF THE GLOBAL ASSET ALLOCATION PORTFOLIOS OF OUR MUTUAL FUNDS, VARIABLE ANNUITIES, AND OFFSHORE INVESTMENT PRODUCTS.

   JOE JOINED MFS AS A FIXED-INCOME QUANTITATIVE RESEARCH ASSOCIATE IN 1993 AND WAS NAMED QUANTITATIVE RESEARCH ANALYST AND ASSISTANT VICE PRESIDENT IN 1996. HE BECAME VICE PRESIDENT AND MANAGER OF THE QUANTITATIVE RESEARCH GROUP IN 1998 AND PORTFOLIO MANAGER IN 1999. HE EARNED A BACHELOR OF SCIENCE DEGREE IN MECHANICAL ENGINEERING FROM TUFTS UNIVERSITY IN 1984 AND AN M.B.A. IN FINANCE FROM BENTLEY COLLEGE IN 1990.

   ALL PORTFOLIO MANAGERS AT MFS ARE SUPPORTED BY AN INVESTMENT STAFF OF OVER 160 PROFESSIONALS UTILIZING MFS ORIGINAL RESEARCH(R), A GLOBAL, COMPANY-ORIENTED, BOTTOM-UP PROCESS OF SELECTING SECURITIES.
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NUMBER OF SHAREHOLDERS

As of May 31, 2003, our records indicate that there are 5,009 registered shareholders and approximately 32,731 shareholders owning trust shares in "street" name, such as through brokers, banks, and other financial intermediaries. If you are a "street" name shareholder and wish to directly receive our reports, which contain important information about the trust, please write or call:

        State Street Bank and Trust Company
        c/o MFS Service Center, Inc.
        P.O. Box 55024
        Boston, MA 02205-5024
        1-800-637-2304


In accordance with Section 23(c) of The Investment Company Act of 1940, the trust hereby gives notice that it may from time to time repurchase shares of the trust in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

OBJECTIVE: Seeks to maximize current income.

NEW YORK STOCK EXCHANGE SYMBOL: MCR

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   PERFORMANCE SUMMARY
-------------------------------------------------------------------------------

   (For the six months ended May 31, 2003)

   NET ASSET VALUE PER SHARE
   November 30, 2002                                               $9.09
   May 31, 2003                                                    $9.69

   NEW YORK STOCK EXCHANGE PRICE
   November 30, 2002                                               $8.26
   May 27, 2003 (high)*                                            $8.91
   December 16, 2002 (low)*                                        $8.20
   May 31, 2003                                                    $8.83

   * For the period December 1, 2002, through May 31, 2003.

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NOTES TO PERFORMANCE SUMMARY

All results are historical. Investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than their original cost. More recent returns may be different from those shown. Past performance is no guarantee of future results.

KEY RISK CONSIDERATIONS

Investments in foreign and/or emerging market securities may be unfavorably affected by interest-rate and currency-exchange-rate changes as well as by market, economic, and political conditions of the countries where investments are made. There may be greater returns but also greater risk than with U.S. investments.

The portfolio may invest in derivative securities which may include futures and options. These types of instruments can increase price fluctuation.

Because the portfolio focuses its investments on companies in a limited number of sectors, the portfolio is more susceptible to adverse economic, political or regulatory developments affecting those sectors than is a portfolio that invests more broadly.

Investments in lower-rated securities may provide greater returns but may have greater-than-average risk.

As a nondiversified portfolio, the portfolio invests in a limited number of companies and may have more risk because a change in one security's value may have a more significant effect on the portfolio's net asset value. An investment in the portfolio is not a complete investment program.

Government guarantees apply to the underlying securities only and not to the prices and yields of the portfolio.

These risks may increase share price volatility. Please see the prospectus for further information on these and other risk considerations.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

MFS offers a Dividend Reinvestment and Cash Purchase Plan that allows you to reinvest either all of the distributions paid by the trust or only the long-term capital gains. Purchases are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a discounted price of either the net asset value or 95% of the market price, whichever is greater. Twice each year you can also buy shares. Investments in any amount over $100 can be made in January and July on the 15th of the month or shortly thereafter.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the plan on your behalf. If the nominee does not offer the plan, you may wish to request that your shares be re-registered in your own name so that you can participate.

There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the trust. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the commissions. The automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

To enroll in or withdraw from the plan, or if you have any questions, call 1-800-637-2304 any business day from 8 a.m. to 8 p.m. Eastern time. Please have available the name of the trust and your account and Social Security numbers. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. Please call for additional details. When you withdraw, you can receive the value of the reinvested shares in one of two ways: a check for the value of the full and fractional shares, or a certificate for the full shares and a check for the fractional shares.

PORTFOLIO OF INVESTMENTS (Unaudited) -- May 31, 2003

Bonds - 97.9%
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
                                                                        PRINCIPAL AMOUNT
ISSUER                                                                     (000 OMITTED)                VALUE
--------------------------------------------------------------------------------------------------------------
U.S. Bonds - 60.8%
Advertising & Broadcasting - 3.9%
Allbritton Communications Co., 7.75s, 2012                                   $     1,500         $  1,541,250
Chancellor Media Corp., 8s, 2008                                                   2,000            2,335,000
Dex Media East LLC, 9.875s, 2009                                                   1,500            1,695,000
DIRECTV, Inc., 8.375s, 2013##                                                        335              371,012
Echostar DBS Corp., 9.375s, 2009                                                   1,400            1,499,750
Granite Broadcasting Corp., 10.375s, 2005                                          1,537            1,529,315
Granite Broadcasting Corp., 8.875s, 2008                                             675              648,000
Lamar Media Corp., 7.25s, 2013+                                                    1,390            1,449,075
LIN TV Corp., 8.375s, 2008                                                         1,000            1,043,750
LIN TV Corp., 6.5s, 2013                                                           1,000            1,000,000
Muzak LLC, 10s, 2009##                                                               440              451,000
PanAmSat Corp., 8.5s, 2012                                                         2,340            2,503,800
Paxson Communications Corp., 0s to 2006, 12.25s to 2009                            2,305            1,878,575
Spanish Broadcasting Systems, Inc., 9.625s, 2009                                   1,500            1,567,500
XM Satellite Radio, Inc., 1s, 2009                                                   380              274,550
Young Broadcasting, Inc., 8.5s, 2008                                               2,600            2,736,500
                                                                                                 ------------
                                                                                                 $ 22,524,077
--------------------------------------------------------------------------------------------------------------
Aerospace - 0.5%
Argo-Tech Corp., 8.625s, 2007                                                $       220         $    200,200
Hexcel Corp., 9.875s, 2008##                                                       1,240            1,320,600
Hexcel Corp., 9.75s, 2009                                                            160              154,400
K & F Industries, Inc., 9.25s, 2007                                                1,200            1,251,000
                                                                                                 ------------
                                                                                                 $  2,926,200
--------------------------------------------------------------------------------------------------------------
Airlines
Airplane Pass-Through Trust, 10.875s, 2019                                   $       222         $      4,445
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Apparel & Manufacturers - 0.1%
Westpoint Stevens, Inc., 7.875s, 2008                                        $     1,650         $    371,250
--------------------------------------------------------------------------------------------------------------
Automotive - 1.2%
DaimlerChrysler Corp., 7.45s, 2097                                           $     1,321         $  1,499,624
General Motors Acceptance Corp., 7s, 2012                                          2,688            2,812,970
General Motors Acceptance Corp., 8s, 2031                                          1,363            1,408,136
TRW Automotive, Inc., 9.375s, 2013##                                                 875              912,188
TRW Automotive, Inc., 11s, 2013##                                                    130              135,525
                                                                                                 ------------
                                                                                                 $  6,768,443
--------------------------------------------------------------------------------------------------------------
Banks & Credit Cos. - 0.5%
Abbey National Capital, 8.963s, 2049                                         $     2,159         $  3,139,920
--------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 3.2%
Charter Communications Holdings LLC, 8.625s, 2009                            $     2,300         $  1,656,000
Continental Cablevision, 9.5s, 2013                                                2,390            2,872,704
Cox Communications, Inc., 7.125s, 2012                                             2,465            2,944,849
CSC Holdings, Inc., 8.125s, 2009                                                   3,450            3,562,125
Jones Intercable, Inc., 8.875s, 2007                                               3,150            3,394,446
Mediacom Communications Corp., 11s, 2013                                           2,400            2,640,000
TCI International, Inc., 9.8s, 2012                                                1,169            1,543,435
                                                                                                 ------------
                                                                                                 $ 18,613,559
--------------------------------------------------------------------------------------------------------------
Building - 1.6%
American Standard Cos., Inc., 7.375s, 2008                                   $     2,390         $  2,593,150
Atrium Cos., Inc., 10.5s, 2009                                                     1,070            1,136,875
CRH America, Inc., 6.95s, 2012                                                     1,057            1,245,557
Nortek Holdings, Inc., 9.25s, 2007                                                 1,500            1,545,000
Nortek Holdings, Inc., 8.875s, 2008                                                1,145            1,187,938
Williams Scotsman, Inc., 9.875s, 2007                                              1,650            1,559,250
                                                                                                 ------------
                                                                                                 $  9,267,770
--------------------------------------------------------------------------------------------------------------
Business Services - 1.1%
Iron Mountain, Inc., 7.75s, 2015                                             $     3,000         $  3,195,000
Unisys Corp., 7.875s, 2008                                                         3,300            3,407,250
                                                                                                 ------------
                                                                                                 $  6,602,250
--------------------------------------------------------------------------------------------------------------
Chemicals - 0.9%
Huntsman ICI Chemicals, 10.125s, 2009                                        $     1,950         $  1,833,000
JohnsonDiversey, Inc., 9.625s, 2012                                                2,000            2,220,000
Lyondell Chemical Co., 11.125s, 2012                                               1,300            1,322,750
                                                                                                 ------------
                                                                                                 $  5,375,750
--------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.5%
KinderCare Learning Centers, Inc., 9.5s, 2009                                $       855         $    855,000
Samsonite Corp., 10.75s, 2008                                                        925              925,000
Sealy Mattress Co., 9.875s, 2007##                                                   900              859,500
                                                                                                 ------------
                                                                                                 $  2,639,500
--------------------------------------------------------------------------------------------------------------
Containers - 1.4%
Ball Corp., 8.25s, 2008                                                      $     2,975         $  3,101,437
Owens-Brockway Glass Container, Inc., 8.875s, 2009                                   660              699,600
Owens-Brockway Glass Container, Inc., 8.25s, 2013##                                2,245            2,267,450
Silgan Holdings, Inc., 9s, 2009                                                    2,020            2,085,650
                                                                                                 ------------
                                                                                                 $  8,154,137
--------------------------------------------------------------------------------------------------------------

U.S. Bonds - continued
Corporate Asset-Backed - 3.8%
Amresco Commercial Mortgage Funding I, 7s, 2029                              $     3,000         $  3,046,992
Commercial Mortgage Acceptance Corp., 5.44s, 2030                                  3,535            3,079,291
First Union Lehman Brothers Commercial, 7s, 2014                                     850              799,749
First Union Lehman Brothers Commercial, 0s, 2028 (Interest Only)                  87,909            2,452,663
First Union Lehman Brothers Commercial, 7.5s, 2029                                 3,000            2,982,656
Morgan Stanley Capital I, Inc., 7.73s, 2039                                        2,000            1,977,507
Mortgage Capital Funding, Inc., 0s, 2031 (Interest Only)                          26,331              919,503
TIAA Retail Commercial Mortgage Trust, 7.17s, 2032##                               5,933            6,589,830
                                                                                                 ------------
                                                                                                 $ 21,848,191
--------------------------------------------------------------------------------------------------------------
Defense Electronics - 0.3%
L-3 Communications Holdings, Inc., 7.625s, 2012                              $     1,480         $  1,613,200
--------------------------------------------------------------------------------------------------------------
Energy - 0.3%
Ocean Energy, Inc., 4.375s, 2007                                             $       935         $    989,343
Peabody Energy Corp., 6.875s, 2013##                                                 355              370,975
SEMCO Energy, Inc., 7.125s, 2008##                                                   205              211,663
SEMCO Energy, Inc., 7.75s, 2013##                                                    205              216,275
                                                                                                 ------------
                                                                                                 $  1,788,256
--------------------------------------------------------------------------------------------------------------
Entertainment - 1.4%
AMC Entertainment, Inc., 9.5s, 2011                                          $     1,700         $  1,755,250
News America Holdings, Inc., 7.7s, 2025                                              530              635,226
News America, Inc., 6.55s, 2033##                                                    538              579,383
Time Warner, Inc., 6.95s, 2028                                                     1,382            1,487,672
Turner Broadcasting, Inc., 8.375s, 2013                                            2,859            3,475,237
                                                                                                 ------------
                                                                                                 $  7,932,768
--------------------------------------------------------------------------------------------------------------
Financial Institutions - 0.3%
Sears Roebuck Acceptance Corp., 7s, 2032                                     $     1,436         $  1,546,942
--------------------------------------------------------------------------------------------------------------
Food & Non Alcoholic Beverage Products - 0.3%
Burns Philp & Co., Ltd., 9.75s, 2012##                                       $     2,000         $  1,930,000
--------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.4%
Buckeye Cellulose Corp., 8.5s, 2005                                          $     1,010         $    984,750
Cascades, Inc., 7.25s, 2013##                                                      1,995            2,059,838
Meadwestvaco Corp., 6.8s, 2032                                                     2,741            3,058,654
Riverwood International, 10.875s, 2008                                               235              241,756
Weyerhaeuser Co., 6.75s, 2012                                                      1,468            1,693,993
                                                                                                 ------------
                                                                                                 $  8,038,991
--------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 2.9%
Aztar Corp., 8.875s, 2007                                                    $     1,550         $  1,612,000
Forest City Enterprises, Inc., 7.625s, 2015                                        1,145            1,176,488
Hilton Hotels Corp., 7.625s, 2012                                                  1,100            1,182,500
HMH Properties, Inc., 8.45s, 2008                                                  2,700            2,767,500
Hollywood Park, Inc., 9.5s, 2007                                                   1,950            1,867,125
MGM Mirage, 8.375s, 2011                                                           1,675            1,846,687
Park Place Entertainment Corp., 8.875s, 2008                                       1,550            1,681,750
Starwood Hotels & Resorts, Inc., 7.875s, 2012                                      3,000            3,180,000
Venetian Casino Resort, 11s, 2010                                                  1,550            1,695,312
                                                                                               --------------
                                                                                                 $ 17,009,362
--------------------------------------------------------------------------------------------------------------
Home Construction - 0.3%
Pulte Homes, Inc., 6.375s, 2033                                              $     1,517         $  1,530,177
--------------------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.4%
Travelers Property Casualty Corp., 5s, 2013                                  $     2,354         $  2,486,196
Willis Corroon Corp., 9s, 2009                                                       115              123,050
                                                                                                 ------------
                                                                                                 $  2,609,246
--------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.6%
AGCO Corp., 9.5s, 2008                                                       $     1,750         $  1,894,375
Terex Corp., 9.25s, 2011                                                           1,405            1,468,225
                                                                                                 ------------
                                                                                                 $  3,362,600
--------------------------------------------------------------------------------------------------------------
Media - 0.4%
Lenfest Communications, Inc., 10.5s, 2006                                    $     1,900         $  2,204,000
--------------------------------------------------------------------------------------------------------------
Medical & Health Technology Services - 0.2%
Fisher Scientific International, Inc., 8.125s, 2012                          $     1,320         $  1,415,700
--------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 2.0%
AmeriGas Partners LP, 8.875s, 2011                                           $     3,235         $  3,477,625
Dynegy Holdings, Inc., 6.875s, 2011                                                1,500            1,200,000
Kinder Morgan Energy Partners LP, 7.3s, 2033                                       2,638            3,238,066
Southern Natural Gas Co., 8.875s, 2010##                                           1,650            1,790,250
Williams Cos., Inc., 7.125s, 2011                                                  2,100            1,963,500
                                                                                                 ------------
                                                                                                 $ 11,669,441
--------------------------------------------------------------------------------------------------------------
Oils - 0.6%
Valero Energy Corp., 6.875s, 2012                                            $     1,333         $  1,540,821
XTO Energy, Inc., 6.25s, 2013##                                                    1,585            1,652,363
                                                                                                 ------------
                                                                                                 $  3,193,184
--------------------------------------------------------------------------------------------------------------
Pollution Control - 0.5%
Allied Waste Industries, Inc., 10s, 2009                                     $     2,500         $  2,628,125
--------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.6%
American Media, Inc., 8.875s, 2011##                                         $     1,600         $  1,728,000
Day International Group, Inc., 11.125s, 2005                                         100              101,750
Houghton Mifflin Co., 8.25s, 2011##                                                  960              999,600
Houghton Mifflin Co., 9.875s, 2013##                                                 610              654,987
                                                                                                 ------------
                                                                                                 $  3,484,337
--------------------------------------------------------------------------------------------------------------
Real Estate - 0.8%
Boston Properties, Inc., 5s, 2015##                                          $     2,988         $  3,014,650
Kimco Realty Corp., 6s, 2012                                                       1,437            1,609,019
                                                                                                 ------------
                                                                                                 $  4,623,669
--------------------------------------------------------------------------------------------------------------
Special Products & Services
Thermadyne Holdings Corp., 9.875s, 2008**                                    $       225         $      9,000
--------------------------------------------------------------------------------------------------------------
Steel - 0.4%
AK Steel Corp., 7.75s, 2012                                                  $     1,700         $  1,351,500
U.S. Steel Corp., 9.75s, 2010                                                        790              782,100
WCI Steel, Inc., 10s, 2004**                                                         310               83,700
                                                                                                 ------------
                                                                                                 $  2,217,300
--------------------------------------------------------------------------------------------------------------
Stores - 0.5%
Rite Aid Corp., 9.5s, 2011##                                                 $     1,250         $  1,325,000
Rite Aid Corp., 9.25s, 2013##                                                        825              792,000
J. Crew Group, Inc., 10.375s, 2007                                                   730              686,200
                                                                                                 ------------
                                                                                                 $  2,803,200
--------------------------------------------------------------------------------------------------------------
Supermarkets - 0.3%
Roundy's, Inc., 8.875s, 2012                                                 $     1,650         $  1,720,125
--------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.8%
Alamosa Delaware, Inc., 12.5s, 2011                                          $     1,500         $  1,102,500
AT&T Wireless Services, Inc., 8.75s, 2031                                            555              716,006
Triton PCS, Inc., 8.5s, 2013+                                                        860              860,000
Triton PCS, Inc., 0s to 2003, 11s to 2008                                          1,615            1,711,900
Verizon Wireless, Inc., 5.375s, 2006                                                 437              478,425
                                                                                                 ------------
                                                                                                 $  4,868,831
--------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 1.4%
Citizens Communications Co., 8.5s, 2006                                      $       812         $    941,664
Qwest Services Corp., 13.5s, 2010##                                                1,600            1,820,000
Sprint Capital Corp., 6.875s, 2028                                                 1,519            1,503,260
Verizon New York, Inc., 6.875s, 2012                                               3,445            4,081,574
                                                                                                 ------------
                                                                                                 $  8,346,498
--------------------------------------------------------------------------------------------------------------
Tobacco - 0.1%
Altria Group, Inc., 6.8s, 2003                                               $       604         $    615,950
--------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 13.0%
Federal Home Loan Mortgage Corp., 6s, 2011                                   $     5,005         $  5,925,164
Federal National Mortgage Assn., 5s, 2007                                          5,105            5,635,746
Federal National Mortgage Assn., 6s, 2016                                          3,749            3,906,241
Federal National Mortgage Assn., 6s, 2017                                         10,402           10,837,326
Federal National Mortgage Assn., 5.409s, 2020                                          7                6,750
Federal National Mortgage Assn., 6.5s, 2031                                        2,585            2,693,884
Federal National Mortgage Assn., 6.5s, 2032                                       17,405           18,139,114
Federal National Mortgage Assn. TBA 30, 5.5s, 2033                                21,365           22,066,028
Financing Corp., 10.35s, 2018                                                      3,600            6,007,925
                                                                                                 ------------
                                                                                                 $ 75,218,178
--------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 10.3%
U.S. Treasury Bonds, 10.75s, 2005                                            $     8,000         $  9,627,184
U.S. Treasury Bonds, 12s, 2013                                                     7,500           11,020,020
U.S. Treasury Bonds, 9.875s, 2015                                                  5,025            8,115,375
U.S. Treasury Bonds, 5.25s, 2028                                                     461              515,834
U.S. Treasury Bonds, 5.375s, 2031                                                    130              151,044
U.S. Treasury Notes, 6.875s, 2006                                                  8,000            9,214,064
U.S. Treasury Notes, 3.25s, 2007                                                     759              796,357
U.S. Treasury Notes, 3.375s, 2007                                                 13,182           14,466,699
U.S. Treasury Notes, 3.875s, 2013                                                  5,446            5,687,029
                                                                                                 ------------
                                                                                                 $ 59,593,606
--------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.0%
AES Corp., 8.75s, 2013##                                                     $     1,100         $  1,116,500
AES Corp., 9s, 2015##                                                              1,100            1,122,000
Progress Energy, Inc., 5.85s, 2008                                                 2,580            2,885,044
Public Service Enterprise Group, Inc., 7.75s, 2007 - 2011##                        2,894            3,319,299
TXU Corp., 6.375s, 2006                                                            2,727            2,846,306
                                                                                                 ------------
                                                                                                 $ 11,289,149
--------------------------------------------------------------------------------------------------------------
Total U.S. Bonds                                                                                 $351,497,327
--------------------------------------------------------------------------------------------------------------
Foreign Bonds - 35.5%
Algeria
Republic of Algeria, 2.188s, 2010                                            $       179         $    166,819
--------------------------------------------------------------------------------------------------------------
Austria - 1.9%
Republic of Austria, 5.5s, 2007                                             EUR    3,452         $  4,503,602
Republic of Austria, 5s, 2012                                                      1,013            1,310,290
Republic of Austria, 4.65s, 2018                                                   4,084            5,027,702
                                                                                                 ------------
                                                                                                 $ 10,841,594
--------------------------------------------------------------------------------------------------------------
Belgium - 0.6%
Kingdom of Belgium, 5s, 2012                                                EUR    2,610         $  3,375,376
--------------------------------------------------------------------------------------------------------------
Brazil - 1.2%
Banco Nacional de Desenvolvi, 8.754s, 2008 (Banks & Credit Cos.)             $       352         $    334,400
Federal Republic of Brazil, 2.125s, 2006                                           1,380            1,285,713
Federal Republic of Brazil, 2.188s, 2009                                           2,531            2,113,041
Federal Republic of Brazil, 1s, 2014                                               3,149            2,783,465
Federal Republic of Brazil, 8.875s, 2024                                             518              414,400
Federal Republic of Brazil, 12.25s, 2030                                             129              132,547
                                                                                                 ------------
                                                                                                 $  7,063,566
--------------------------------------------------------------------------------------------------------------
Bulgaria - 0.3%
National Republic of Bulgaria, 8.25s, 2015##                                 $     1,604         $  1,908,760
--------------------------------------------------------------------------------------------------------------
Canada - 3.2%
Abitibi-Consolidated, Inc., 8.55s, 2010 (Forest & Paper Products)            $     1,398         $  1,593,916
Abitibi-Consolidated, Inc., 8.85s, 2030 (Forest & Paper Products)                  1,063            1,160,815
Government of Canada, 5.25s, 2008                                           CAD    3,737            4,264,123
Government of Canada, 5.5s, 2009                                                   2,344            1,847,125
Government of Canada, 5.5s, 2010                                                   1,761            1,388,556
Government of Canada, 5.25s, 2012                                                  7,675            5,951,892
Government of Canada, 8s, 2023                                                     2,397            2,414,863
                                                                                                 ------------
                                                                                                 $ 18,621,290
--------------------------------------------------------------------------------------------------------------
Cayman Islands - 0.4%
DBS Capital Funding Corp., 7.657s, 2049 (Banks & Credit Cos.)##              $     2,167         $  2,595,903
--------------------------------------------------------------------------------------------------------------
Colombia - 0.4%
Republic of Colombia, 9.75s, 2009                                            $     1,009         $  1,135,125
Republic of Colombia, 10.75s, 2013                                                   976            1,133,380
                                                                                                 ------------
                                                                                                 $  2,268,505
--------------------------------------------------------------------------------------------------------------
Denmark - 1.9%
Kingdom of Denmark, 7s, 2007                                                DKK   17,848         $  3,294,924
Kingdom of Denmark, 5s, 2013                                                      34,756            5,989,869
Nordea Kredit, 5s, 2035 (Banks & Credit Cos.)                                      9,379            1,460,918
                                                                                                 ------------
                                                                                                 $ 10,745,711
--------------------------------------------------------------------------------------------------------------
Dominican Republic - 0.4%
Dominican Republic, 9.5s, 2006##                                             $     1,072         $  1,039,840
Dominican Republic, 9.04s, 2013##                                                  1,509            1,433,550
                                                                                                 ------------
                                                                                                 $  2,473,390
--------------------------------------------------------------------------------------------------------------
Finland - 1.8%
Finland Republic, 2.75s, 2006                                               EUR      299         $    354,713
Finland Republic, 3s, 2008                                                           322              379,764
Finland Republic, 5.375s, 2013                                                     7,258            9,662,902
                                                                                                 ------------
                                                                                                 $ 10,397,379
--------------------------------------------------------------------------------------------------------------
France - 2.6%
Crown Euro Holdings SA, 9.5s, 2011 (Containers)##                            $     2,580         $  2,689,650
Crown Euro Holdings SA, 10.25s, 2011 (Containers)##                         EUR      520              623,803
France Telecom SA, 8.5s, 2031 (Telecommunications - Wireline)                $     2,176            2,989,306
Republic of France, 4.75s, 2007                                             EUR    4,461            5,661,802
Republic of France, 5s, 2016                                                       1,723            2,204,857
Rhodia SA, 8.875s, 2011 (Chemicals)##                                        $     1,045            1,050,225
                                                                                                 ------------
                                                                                                 $ 15,219,643
--------------------------------------------------------------------------------------------------------------
Germany - 1.4%
Federal Republic of Germany, 4.5s, 2009                                     EUR    6,652         $  8,377,799
--------------------------------------------------------------------------------------------------------------
Greece - 0.1%
Hellenic Republic, 6.5s, 2014                                               EUR      461         $    659,417
--------------------------------------------------------------------------------------------------------------
Ireland - 2.0%
MDP Acquisitions PLC, 9.625s, 2012 (Forest & Paper Products)                 $       970         $  1,043,963
Republic of Ireland, 4.25s, 2007                                            EUR    2,804            3,489,823
Republic of Ireland, 5s, 2013                                                      3,786            4,893,087
Republic of Ireland, 4.6s, 2016                                                    1,785            2,198,803
                                                                                                 ------------
                                                                                                 $ 11,625,676
--------------------------------------------------------------------------------------------------------------
Italy - 1.0%
Republic of Italy, 5s, 2008                                                 EUR    3,538         $  4,550,331
Republic of Italy, 4.75s, 2013                                                     1,052            1,330,299
                                                                                                 ------------
                                                                                                 $  5,880,630
--------------------------------------------------------------------------------------------------------------
Kazakhstan - 0.4%
Kazkommerts International BV, 10.125s, 2007 (Banks & Credit Cos.)##          $       251         $    275,652
Kazkommerts International BV, 8.5s, 2013 (Banks & Credit Cos.)##                     949              945,441
Kaztransoil Co., 8.5s, 2006 (Oil Servicesl)##                                      1,002            1,069,635
                                                                                                 ------------
                                                                                                 $  2,290,728
--------------------------------------------------------------------------------------------------------------
Luxembourg - 0.3%
Tyco International Group SA, 7s, 2028 (Conglomerates)                        $     1,800         $  1,728,000
--------------------------------------------------------------------------------------------------------------
Malaysia - 0.5%
Petroliam Nasional Berhad, 7.75s, 2015 (Oils)                                $       970         $  1,192,233
Petronas Capital Ltd., 7.875s, 2022 (Oil Services)##                               1,357            1,615,534
                                                                                                 ------------
                                                                                                 $  2,807,767
--------------------------------------------------------------------------------------------------------------
Mexico - 2.1%
BBVA Bancomer, 10.5s, 2011 (Banks & Credit Cos.)##                           $     1,000         $  1,145,000
Grupo Televisa SA, 8.5s, 2032 (Broadcast & Cable TV)                               1,871            2,011,325
Pemex Finance Ltd., 9.69s, 2009 (Financial Services)                                 915            1,116,428
Pemex Project Funding Master Trust, 9.125s, 2010 (Oils)                              457              557,540
Pemex Project Funding Master Trust, 8.625s, 2022 (Oils)##                          2,527            2,937,638
Petroleos Mexicanos, 9.5s, 2027 (Oils)                                             1,014            1,264,965
United Mexican States, 8.125s, 2019                                                  270              313,875
United Mexican States, 11.5s, 2026                                                 1,715            2,617,090
                                                                                                 ------------
                                                                                                 $ 11,963,861
--------------------------------------------------------------------------------------------------------------
Netherlands - 1.6%
Kingdom of Netherlands, 3.75s, 2009                                         EUR    1,000         $  1,213,698
Kingdom of Netherlands, 5s, 2012                                                   6,079            7,858,935
                                                                                                 ------------
                                                                                                 $  9,072,633
--------------------------------------------------------------------------------------------------------------
New Zealand - 1.7%
Government of New Zealand, 7s, 2009                                         NZD    8,745         $  5,498,660
Government of New Zealand, 6.5s, 2013                                              7,049            4,406,258
                                                                                                 ------------
                                                                                                 $  9,904,918
--------------------------------------------------------------------------------------------------------------
Norway - 0.7%
Kingdom of Norway, 5.5s, 2009                                               NOK    9,114         $  1,435,689
Kingdom of Norway, 6.5s, 2013                                                     13,954            2,375,429
                                                                                                 ------------
                                                                                                 $  3,811,118
--------------------------------------------------------------------------------------------------------------
Panama - 0.4%
Republic of Panama, 9.375s, 2029                                             $     2,208         $  2,517,120
--------------------------------------------------------------------------------------------------------------
Poland - 0.3%
PTC International Finance BV, 10.75s, 2007
  (Telecommunications - Wireless)                                            $        98         $    102,410
PTC International Finance II SA, 11.25s, 2009
  (Telecommunications - Wireless)                                                  1,316            1,447,600
                                                                                                 ------------
                                                                                                 $  1,550,010
--------------------------------------------------------------------------------------------------------------
Portugal - 0.1%
Republic of Portugal, 5.45s, 2013                                           EUR      439         $    584,460
--------------------------------------------------------------------------------------------------------------
Qatar - 0.3%
State of Qatar, 9.75s, 2030                                                  $     1,150         $  1,638,750
--------------------------------------------------------------------------------------------------------------
Russia - 1.8%
Ministry of Finance Russia, 12.75s, 2028                                     $       875         $  1,481,812
Mobile Telesystems Finance, 9.75s, 2008 (Telecommunications -
  Wireless)##                                                                      1,316            1,434,440
OAO Gazprom, 9.625s, 2013 (Utilities - Gas)##                                      1,360            1,540,200
OAO Siberian Oil Co., 10.75s, 2009 (Oil Services)                                  1,225            1,424,063
Russian Federation, 3s, 2008                                                       1,827            1,680,840
Russian Federation, 5s to 2007, 7.5s to 2030##                                     2,566            2,512,173
Tyumen Oil, 11s, 2007 (Oil Services)                                                 280              326,200
                                                                                                 ------------
                                                                                                 $ 10,399,728
--------------------------------------------------------------------------------------------------------------
Singapore - 0.6%
Flextronics International Ltd., 9.875s, 2010 (Electronics)                   $     1,890         $  2,079,000
Flextronics International Ltd., 6.5s, 2013 (Electronics)##                         1,145            1,113,512
                                                                                                 ------------
                                                                                                 $  3,192,512
--------------------------------------------------------------------------------------------------------------
Spain - 3.1%
Kingdom of Spain, 7s, 2005                                                   $     5,930         $  6,557,424
Kingdom of Spain, 5.35s, 2011                                               EUR    6,500            8,614,579
Kingdom of Spain, 5.5s, 2017                                                       2,053            2,765,719
                                                                                                 ------------
                                                                                                 $ 17,937,722
--------------------------------------------------------------------------------------------------------------
Sweden - 0.4%
Kingdom of Sweden, 8s, 2007                                                 SEK    5,670         $    858,320
Kingdom of Sweden, 5.25s, 2011                                                    12,000            1,667,750
                                                                                                 ------------
                                                                                                 $  2,526,070
--------------------------------------------------------------------------------------------------------------
United Kingdom - 2.0%
Barclays Bank PLC, 8.55s, 2049 (Banks & Credit Cos.)##                       $     2,332         $  3,026,267
Global Telesystems, Inc., 10.875s, 2008 (Telecommunications)**                       165                   17
U.K. Treasury, 7.25s, 2007                                                  GBP    1,785            3,350,296
U.K. Treasury, 5.75s, 2009                                                         2,743            4,970,370
                                                                                                 ------------
                                                                                                 $ 11,346,950
--------------------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                              $205,493,805
--------------------------------------------------------------------------------------------------------------
Municipal Bonds - 1.6%
Austin, Texas Electric, 5.5s, 2012                                           $     1,200         $  1,426,284
Metropolitan Pier & Exposition Illinois, 5s, 2028                                  4,800            5,033,424
Metropolitan Transportation Authority New York, 5s, 2032                           2,500            2,633,500
--------------------------------------------------------------------------------------------------------------
Total Municipal Bonds                                                                            $  9,093,208
--------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $520,990,608)                                                      $566,084,340
--------------------------------------------------------------------------------------------------------------

Stocks - 0.2%
--------------------------------------------------------------------------------------------------------------
                                                                                  SHARES
--------------------------------------------------------------------------------------------------------------
U.S. Stocks - 0.2%
Apparel & Manufacturers - 0.1%
Sind Holdings, Inc.*                                                               5,720         $    371,800
--------------------------------------------------------------------------------------------------------------
Chemicals
Sterling Chemicals, Inc.*                                                            149         $      2,682
--------------------------------------------------------------------------------------------------------------
Machinery & Tools
IKS Corp.*                                                                         2,499         $      3,374
--------------------------------------------------------------------------------------------------------------
Metals & Minerals - 0.1%
Metal Management, Inc.*                                                           61,904         $    708,801
--------------------------------------------------------------------------------------------------------------
Telecommunications
ITC-DeltaCom, Inc.*                                                               63,023         $    138,650
--------------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                                $  1,225,307
--------------------------------------------------------------------------------------------------------------
Foreign Stocks
United Kingdom
Colt Telecom Group PLC (Telecommunications)*                                       1,256         $      5,388
--------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $4,224,939)                                                       $  1,230,695
--------------------------------------------------------------------------------------------------------------
Warrants
--------------------------------------------------------------------------------------------------------------
Loral Orion Network Systems, Inc., Expire 1/15/07 (Business
  Services)*                                                                       1,625         $        327
Loral Orion Network Systems, Inc., Expire 1/15/07 (Business
  Services)*                                                                         750                  117
Ono Finance PLC, Expire 2/15/11 (Broadcast & Cable TV)*                            1,000                   10
Sterling Chemicals, Inc., Expire 12/19/08 (Chemicals)*                               243                    3
--------------------------------------------------------------------------------------------------------------
Total Warrants (Identified Cost, $167,394)                                                       $        457
--------------------------------------------------------------------------------------------------------------
Short-Term Obligations - 0.6%
--------------------------------------------------------------------------------------------------------------
                                                                        PRINCIPAL AMOUNT
                                                                           (000 OMITTED)
--------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Discount Notes, due 6/02/03,
  at Amortized Cost                                                          $     3,817         $  3,816,867
--------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 4.5%
--------------------------------------------------------------------------------------------------------------
Merrill Lynch Repo Treasury, dated 05/30/03, due 06/02/03, total to be received $26,023,819 (secured by various U.S. Treasury and
  Federal Agency obligations in a jointly traded account), at Cost           $    26,021         $ 26,021,000
--------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS (Unaudited) -- continued

Collateral for Securities Loaned - 6.4%
--------------------------------------------------------------------------------------------------------------
                                                                                  SHARES
--------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Amortized Cost               36,874,956         $ 36,874,956
--------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $592,095,764)                                                $634,028,315
Other Assets, Less Liabilities - (9.6)%                                                           (55,396,412)
--------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                              $578,631,903
--------------------------------------------------------------------------------------------------------------
 * Non-income producing security.
** Non-income producing security - in default.
## SEC Rule 144A restriction.
 + Restricted security.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S.
Dollar. A list of abbreviations is shown below:

                    AUD = Australian Dollars          GBP = British Pounds
                    CAD = Canadian Dollars            NOK = Norwegian Kroner
                    DKK = Danish Kroner               NZD = New Zealand Dollars
                    EUR = Euro                        SEK = Swedish Kronor

See notes to financial statements.

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (Unaudited)
-------------------------------------------------------------------------------
MAY 31, 2003
-------------------------------------------------------------------------------
Assets:
  Investments, at value, including $36,152,391 of
    securities on loan (identified cost, $592,095,764)             $634,028,315
  Cash                                                                  103,700
  Receivable for forward foreign currency exchange
    contracts                                                           944,608
  Receivable for investments sold                                     5,668,300
  Interest receivable                                                10,481,179
  Other assets                                                           17,415
                                                                   ------------
      Total assets                                                 $651,243,517
                                                                   ------------
Liabilities:
  Payable to custodian                                             $          7
  Payable to dividend disbursing agent                                  198,659
  Payable for investments purchased                                   6,213,140
  Payable for TBA purchase commitments                               21,668,112
  Payable for forward foreign currency exchange contracts             7,149,299
  Collateral for securities loaned, at value                         36,874,956
  Payable to affiliates -
    Management fee                                                       18,742
    Transfer and dividend disbursing agent fee                            7,623
    Administrative                                                          555
  Accrued expenses and other liabilities                                480,521
                                                                   ------------
      Total liabilities                                            $ 72,611,614
                                                                   ------------
Net assets                                                         $578,631,903
                                                                   ------------
Net assets consist of:
  Paid-in capital                                                  $625,535,209
  Unrealized appreciation on investments and translation
    of assets and liabilities in foreign currencies                  36,205,601
  Accumulated net realized loss on investments and foreign
    currency transactions                                           (78,792,391)
  Accumulated net investment loss                                    (4,316,516)
                                                                   ------------
      Total                                                        $578,631,903
                                                                   ------------
Shares of beneficial interest outstanding
  (64,344,683 shares issued less 4,601,344 treasury
  shares)                                                           59,743,339
                                                                    ----------
Net asset value per share
  (net assets / shares of beneficial interest outstanding)            $9.69
                                                                      -----
See notes to financial statements.

Statement of Operations (Unaudited)
-------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2003
-------------------------------------------------------------------------------
Net investment income:
  Interest income                                                  $ 17,160,806
                                                                   ------------
  Expenses -
    Management fee                                                 $  1,724,280
    Trustees" compensation                                               56,886
    Administrative fee                                                   40,700
    Transfer and dividend disbursing agent fee                           44,808
    Custodian fee                                                       202,038
    Printing                                                             24,701
    Postage                                                              14,440
    Auditing fees                                                        21,700
    Legal fees                                                            1,715
    Miscellaneous                                                       194,320
                                                                   ------------
      Total expenses                                               $  2,325,588
    Fees paid indirectly                                                 (6,705)
                                                                   ------------
      Net expenses                                                 $  2,318,883
                                                                   ------------
        Net investment income                                      $ 14,841,923
                                                                   ------------
Realized and unrealized gain (loss) on investments:
  Realized gain (loss) (identified cost basis) -
    Investment transactions                                        $ 20,425,218
    Foreign currency transactions                                   (14,026,093)
                                                                   ------------
      Net realized gain on investments and foreign currency
        transactions                                               $  6,399,125
                                                                   ------------
  Change in unrealized appreciation (depreciation) -
    Investments                                                    $ 33,217,726
    Translation of assets and liabilities in foreign
    currencies                                                       (3,364,303)
                                                                   ------------
      Net unrealized gain on investments and foreign
        currency translation                                       $ 29,853,423
                                                                   ------------
        Net realized and unrealized gain on investments and
          foreign currency                                         $ 36,252,548
                                                                   ------------
            Increase in net assets from operations                 $ 51,094,471
                                                                   ------------

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Statements of Changes in Net Assets
----------------------------------------------------------------------------------------------------------
                                                            SIX MONTHS ENDED                    YEAR ENDED
                                                                MAY 31, 2003             NOVEMBER 30, 2002
                                                                 (UNAUDITED)
----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income                                         $ 14,841,923                  $ 31,517,233
  Net realized gain (loss) on investments and foreign
    currency transactions                                          6,399,125                   (23,234,066)
  Net unrealized gain on investments and foreign currency
    translation                                                   29,853,423                    21,261,871
                                                                ------------                  ------------
      Increase in net assets from operations                    $ 51,094,471                  $ 29,545,038
                                                                ------------                  ------------
Distributions declared to shareholders -
  From net investment income                                    $(15,806,411)                 $(29,555,338)
  From paid-in capital                                                  --                      (5,548,996)
                                                                ------------                  ------------
  Total distributions declared to shareholders                  $(15,806,411)                 $(35,104,334)
                                                                ------------                  ------------
Net decrease in net assets from trust share transactions          (2,937,390)                   (4,773,607)
                                                                ------------                  ------------
  Total increase (decrease) in net assets                       $ 32,350,670                  $(10,332,903)
Net assets
  At beginning of period                                         546,281,233                   556,614,136
                                                                ------------                  ------------
  At end of period (including accumulated net investment
    loss of $4,316,516 and $3,355,518, respectively)            $578,631,903                  $546,281,233
                                                                ------------                  ------------

See notes to financial statements.

FINANCIAL STATEMENTS -- continued,bmark,title="Financial Highlights"

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions).

Financial Highlights
-------------------------------------------------------------------------------------------------------------------------------
                                                                              YEAR ENDED NOVEMBER 30,
                             SIX MONTHS ENDED        --------------------------------------------------------------------------
                                 MAY 31, 2003              2002             2001             2000           1999           1998
                                  (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
 throughout each period):
Net asset value - beginning of
  period                               $ 9.09            $ 9.17           $ 9.20           $ 9.71         $10.39         $10.69
                                       ------            ------           ------           ------         ------         ------
Income from investment operations#(S)(S)-
  Net investment income                $ 0.25            $ 0.52           $ 0.67           $ 0.72         $ 0.72         $ 0.77
  Net realized and unrealized
    gain (loss) on investments
    and foreign currency                 0.61             (0.02)           (0.01)           (0.45)         (0.65)         (0.25)
                                       ------            ------           ------           ------         ------         ------
      Total from investment
        operations                     $ 0.86            $ 0.50           $ 0.66           $ 0.27         $ 0.07         $ 0.52
                                       ------            ------           ------           ------         ------         ------
Less distributions declared to
  shareholders -
  From net investment income           $(0.26)           $(0.49)          $(0.64)          $(0.61)        $(0.68)        $(0.77)
  In excess of net investment
    income                                --                --               --               --             --           (0.05)
  From paid-in capital                    --              (0.09)           (0.05)           (0.17)         (0.07)           --
                                       ------            ------           ------           ------         ------         ------
      Total distributions
        declared to shareholders       $(0.26)           $(0.58)          $(0.69)          $(0.78)        $(0.75)        $(0.82)
                                       ------            ------           ------           ------         ------         ------
Net asset value - end of period        $ 9.69            $ 9.09           $ 9.17           $ 9.20         $ 9.71         $10.39
                                       ------            ------           ------           ------         ------         ------
Per share market value - end of
  period                               $ 8.83            $ 8.26           $ 8.35           $ 8.44         $ 8.06         $ 9.94
                                       ------            ------           ------           ------         ------         ------
Total return                            10.21%++           5.99%            6.92%           14.66%        (11.88)%        11.30%
Ratios (to average net assets)/
  Supplemental data:
  Expenses##                             0.84%+            0.85%            0.91%            0.93%          0.88%          0.87%
  Net investment income                  5.33%+            5.80%            7.18%            7.53%          7.17%          7.25%
Portfolio turnover                         74%              137%              98%             113%           121%           174%
Net assets at end of period
  (000 Omitted)                      $578,632          $546,281         $556,614         $561,105       $632,594       $697,881

     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(S)(S) As required, effective December 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       November 30, 2002 was to decrease net investment income per share by $0.02, increase net realized gains and losses per share by $0.02, and decrease the ratio of net investment income to average net assets by 0.24%. Per share, ratios, and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) Business and Organization
MFS Charter Income Trust (the trust) is a non-diversified Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The trust can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

Investment Valuations - Bonds and other fixed income securities (other than short-term obligations) of U.S. issuers in the trust's portfolio are valued at an evaluated bid price on the basis of quotes from brokers and dealers or on the basis of valuations furnished by a pricing service. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Equity securities in the trust's portfolio for which market quotations are available are valued at the last sale or official closing price on the primary market or exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day. If no sales are reported, as is the case for most securities traded over the counter, securities are valued on the basis of quotations obtained from brokers and dealers or on the basis of valuations furnished by a pricing service. Forward contracts will be valued using a pricing model taking into consideration market data from an external pricing source. Use of the pricing services has been approved by the Board of Trustees. Short-term obligations in the trust's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

Repurchase Agreements - The trust may enter into repurchase agreements with institutions that the trust's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The trust requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the trust to obtain those securities in the event of a default under the repurchase agreement. The trust monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the trust under each such repurchase agreement. The trust, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Deferred Trustee Compensation - Under a Deferred Compensation Plan (the Plan) independent Trustees may elect to defer receipt of all or a portion of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the trust or other MFS trust selected by the Trustee. Deferred amounts represent an unsecured obligation of the trust until distributed in accordance with the Plan. Included in other assets and accrued expenses and other liabilities is $12,663 of Deferred Trustee Compensation.

Security Loans - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the trust to certain qualified institutions (the "Borrowers") approved by the trust. The loans are collateralized at all times by cash and U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the trust with indemnification against Borrower default. The trust bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the trust and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the trust and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Forward Foreign Currency Exchange Contracts - The trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The trust may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the trust may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The trust may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the trust may enter into contracts with the intent of changing the relative exposure of the trust's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the trust at a future date, usually beyond customary settlement time.

The trust may enter in "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 1.0%. The trust holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the trust may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the trusts' other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment Valuations" above.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly - The trust's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the trust. This amount is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - The trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The trust distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, mortgage-backed securities, derivatives, real estate investment trusts, defaulted bonds, timing of capital losses, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended November 30, 2002 and November 30, 2001 was as follows:

                                         NOVEMBER 30, 2002     NOVEMBER 30, 2001
--------------------------------------------------------------------------------
Distributions declared from:
  Ordinary income                              $29,555,338           $39,103,342
  Tax return of capital                          5,548,996             3,061,532
                                               -----------           -----------
Total distributions declared                   $35,104,334           $42,164,874
                                               -----------           -----------

As of November 30, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                $     --
          Undistributed long-term capital gain               --
          Capital loss carryforward                     (80,065,470)
          Unrealized appreciation                         3,604,345
          Other temporary differences                    (5,718,953)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on.

          EXPIRATION DATE
          ---------------------------------------------------------
          November 30, 2003                            $   (862,425)
          November 30, 2007                             (18,771,920)
          November 30, 2008                             (14,734,304)
          November 30, 2009                             (21,791,609)
          November 30, 2010                             (23,905,212)
                                                       -------------
            Total                                      $(80,065,470)
                                                       -------------

(3) Transactions with Affiliates
Investment Adviser - The trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at an annual rate of 0.32% of the trust's average daily net assets and 4.57% of investment income.

The trust pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the trust, all of whom receive remuneration for their services to the trust from MFS. Certain officers and Trustees of the trust are officers or directors of MFS and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees and converted it to an unfunded retirement benefit deferral plan for active Trustees. Under the new plan, the unfunded pension liability was converted into an equivalent value of notional shares of the trust that will fluctuate with the performance of the trust. Included in Trustees' compensation is a net decrease of $57,387 as a result of the change in the trust's pension liability under this plan and a pension expense of $5,012 for inactive trustees for the six months ended May 31, 2003.

Administrator - The trust has an administrative services agreement with MFS to provide the trust with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the trust pays MFS an administrative fee at the following annual percentages of the trust's average daily net assets:

          First $2 billion                                   0.0175%
          Next $2.5 billion                                  0.0130%
          Next $2.5 billion                                  0.0005%
          In excess of $7 billion                            0.0000%

Transfer Agent - MFSC acts as registrar and dividend disbursing agent for the trust. The agreement provides that the trust will pay MFSC an account maintenance fee of no more than $9.00 and a dividend services fee of $0.75 per reinvestment and will reimburse MFSC for reasonable out-of-pocket expenses.

(4) Portfolio Securities
Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                    PURCHASES             SALES
-------------------------------------------------------------------------------
U.S. government securities                       $112,206,965      $165,921,127
                                                 ------------      ------------
Investments (non-U.S. government securities)     $289,146,758      $264,280,995
                                                 ------------      ------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                     $592,519,228
                                                                   ------------
Gross unrealized appreciation                                      $ 48,311,773
Gross unrealized depreciation                                        (6,802,686)
                                                                   ------------
    Net unrealized appreciation                                    $ 41,509,087
                                                                   ------------

(5) Shares of Beneficial Interest
The trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized 59,743,339 full and fractional shares of beneficial interest and have authorized the repurchase by the trust of up to 10% of its own shares of beneficial interest. The trust repurchased 349,200 shares of beneficial interest during the period ended May 31, 2003 at an average price per share of $8.41 and a weighted average discount of 8.89% per share. The trust repurchased 579,900 shares of beneficial interest during the year ended November 30, 2002, at an average price per shares of $8.23 and a weighted average discount of 9.02% per share. Transactions in trust shares were as follows:

                                SIX MONTHS ENDED               YEAR ENDED
                                  MAY 31, 2003             NOVEMBER 30, 2002
                             -----------------------     ---------------------
                               SHARES         AMOUNT     SHARES         AMOUNT
------------------------------------------------------------------------------
Treasury shares reacquired   (349,200)   $(2,937,390)   (579,900)   $(4,773,607)

(6) Line of Credit
The trust and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. A commitment fee of $2,189 which is based on the average daily unused portion of the line of credit is included in interest expense. The trust had no significant borrowings during the period.

(7) Financial Instruments
The trust trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options, forward foreign currency exchange contracts, swap agreements, and futures contracts. The notional or contractual amounts of these instruments represent the investment the trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts
                                                                                                              NET
                                                                                                       UNREALIZED
                                        CONTRACTS TO                                CONTRACTS        APPRECIATION
SETTLEMENT DATE                      DELIVER/RECEIVE       IN EXCHANGE FOR           AT VALUE      (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
SALES
6/16/2003                            AUD    5,941,156         $  3,657,258       $  3,865,769        $  (208,511)
6/16/2003                            CAD1   3,833,608            9,772,212         10,087,783           (315,571)
6/16/2003                            DKK   63,657,889            9,389,069         10,084,057           (694,988)
6/16/2003 - 6/30/2003                EUR   63,952,348           70,285,587         75,175,738         (4,890,151)
6/16/2003                            GBP    4,555,835            7,152,662          7,458,271           (305,609)
6/16/2003                            NOK   25,900,960            3,705,546          3,866,405           (160,859)
6/16/2003 - 6/18/2003                NZD   17,121,233            9,581,486          9,848,939           (267,453)
6/16/2003                            SEK   33,857,537            4,054,309          4,360,387           (306,078)
                                                              ------------       ------------        -----------
                                                              $117,598,129       $124,747,349        $(7,149,220)
                                                              ------------       ------------        -----------
PURCHASES
6/16/2003                            AUD    8,366,664         $  5,414,076       $  5,443,988        $    29,912
6/16/2003                            CAD       43,137               31,535             31,456                (79)
6/16/2003 - 6/30/2003                EUR1   4,777,738           16,490,308         17,368,946            878,638
6/16/2003                            NOK    2,002,545              298,442            298,933                491
6/16/2003                            SEK   20,631,938            2,621,545          2,657,112             35,567
                                                              ------------       ------------        -----------
                                                              $ 24,855,906       $ 25,800,435        $   944,529
                                                              ------------       ------------        -----------

At May 31, 2003, the trust had sufficient cash and/or securities to cover any commitments under these contracts.

(8) Restricted Securities
The trust may invest not more than 20% of its total assets in securities which are subject to legal or contractual restrictions on resale. At May 31, 2003, the trust owned the following restricted securities, excluding securities issued under Rule 144A, constituting 0.40% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The trust does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                          DATE OF    SHARE/PRINCIPAL
DESCRIPTION           ACQUISITION             AMOUNT          COST         VALUE
--------------------------------------------------------------------------------
Lamar Media Corp.       5/29/2003          1,390,000    $1,440,888    $1,449,075
Triton PCS, Inc.        5/30/2003            860,000       860,000       860,000
                                                                      ----------
                                                                      $2,309,075
                                                                      ----------

(9) Change in Accounting Principle
As required, effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting market discount on debt securities. Prior to December 1, 2001, the fund did not amortize premium nor accrete market discount on certain debt securities. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $3,914,186 reduction in cost of securities and a corresponding $3,914,186 increase in net unrealized appreciation, based on securities held by the fund on December 1, 2001.

The effect of this change for the year ended November 30, 2002 was to decrease net investment income by $1,285,943, increase net unrealized appreciation by $735,369, and increase net realized gains by $550,574. The Statement of Changes in Net Assets and Financial Highlights for prior periods has not been restated to reflect this change in presentation.

MFS(R) CHARTER INCOME TRUST

The following tables present certain information regarding the Trustees and officers of the Trust, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

             NAME, AGE, POSITION WITH THE TRUST, PRINCIPAL OCCUPATION, AND OTHER DIRECTORSHIPS(1)

INTERESTED TRUSTEES
JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer, and Director        Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director;
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery
                                                         Insight Resources, Inc. (acquisition planning
WILLIAM R. GUTOW (born 09/27/41)                         specialists), President; Wellfleet Investments
Trustee                                                  (investor in health care companies), Managing
Private investor and real estate consultant;             General Partner (since 1993); Cambridge
Capitol Entertainment Management Company (video          Nutraceuticals (professional nutritional
franchise), Vice Chairman                                products), Chief Executive Officer (until May
                                                         2001)
J. ATWOOD IVES (born 05/01/36)
Trustee                                                  ELAINE R. SMITH (born 04/25/46)
Private investor; KeySpan Corporation (energy            Trustee
related services), Director; Eastern Enterprises         Independent health care industry consultant
(diversified services company), Chairman, Trustee
and Chief Executive Officer (until November 2000)        WARD SMITH (born 09/13/30)
                                                         Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

OFFICERS
JEFFREY L. SHAMES (born 06/02/55)                        ROBERT R. FLAHERTY (born 09/18/63)
Chairman                                                 Assistant Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Vice
                                                         President (since August 2000); UAM Fund Services,
JOHN W. BALLEN (born 09/12/59)                           Senior Vice President (prior to August 2000)
Trustee and President
Massachusetts Financial Services Company, Chief          RICHARD M. HISEY (born 08/29/58)
Executive Officer and Director                           Treasurer
                                                         Massachusetts Financial Services Company, Senior
JAMES R. BORDEWICK, JR. (born 03/06/59)                  Vice President (since July 2002); The Bank of New
Assistant Secretary and Assistant Clerk                  York, Senior Vice President (September 2000 to
Massachusetts Financial Services Company, Senior         July 2002); Lexington Global Asset Managers, Inc.,
Vice President and Associate General Counsel             Executive Vice President and Chief Financial
                                                         Officer, General Manager, Mutual Funds (prior to
STEPHEN E. CAVAN (born 11/06/53)                         September 2000)
Secretary and Clerk
Massachusetts Financial Services Company, Senior         ELLEN MOYNIHAN (born 11/13/57)
Vice President, General Counsel and Secretary            Assistant Treasurer
                                                         Massachusetts Financial Services Company, Vice
STEPHANIE A. DESISTO (born 10/01/53)                     President
Assistant Treasurer
Massachusetts Financial Services Company, Vice           JAMES O. YOST (born 06/12/60)
President (since April 2003); Brown Brothers             Assistant Treasurer
Harriman & Co., Senior Vice President (November          Massachusetts Financial Services Company, Senior
2002 to April 2003); ING Groep N.V./Aeltus               Vice President
Investment Management, Senior Vice President
(prior to November 2002)

The Trust holds annual shareholder meetings for the purpose of electing Trustees, and Trustees are elected for fixed terms. The Board of Trustees currently is divided into three classes, each having a term of three years.
Each year the term of one class expires. Each Trustee's term of office expires on the date of the third annual meeting following the election to office of the Trustee's class. Each Trustee will serve until next elected or his or her earlier death, resignation, retirement or removal.

Messrs. Shames, Cohn, Sherratt and Smith, and Ms. O'Neill have served in their capacity as Trustee of the
Trust continuously since originally elected or appointed. Messrs. Ballen, Gutow, Ives, Perera and Poorvu, and
Ms. Smith were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr.
Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

INVESTMENT ADVISER                                       TRANSFER AGENT, REGISTRAR AND
Massachusetts Financial Services Company                 DIVIDEND DISBURSING AGENT
500 Boylston Street                                      State Street Bank and Trust Company
Boston, MA 02116-3741                                    c/o MFS Service Center, Inc.
                                                         P.O. Box 55024
PORTFOLIO MANAGER                                        Boston, MA 02205-5024
Joseph C. Flaherty, Jr.+                                 1-800-637-2304

CUSTODIAN
State Street Bank and Trust Company

+ MFS Investment Management

MFS(R) CHARTER INCOME TRUST                                    ---------------
                                                                  PRSRT STD
                                                                 U.S. POSTAGE
                                                                    PAID
                                                                     MFS
                                                               ---------------
[MFS LOGO]
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741



(C)2003 MFS Investment Management(R).
500 Boylston Street, Boston, MA 02116.                       MCR-SEM  7/03  71M

ITEM 2.  CODE OF ETHICS.

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information requir ed to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

ITEM 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

     (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

     [If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of
     Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.][The submission of Section 906 certifications has been proposed by the SEC, but has not yet been finalized. The SEC has encouraged issuers to submit Section 906 certifications as an exhibit to Form N-CSR until the final rule has been adopted. Please see Proposed Rule: Certification of Disclosure in Certain Exchange Act Reports, Release No. 33-8212 (March 21, 2003)].

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS CHARTER INCOME TRUST
             -------------------------------------------------------------------


By (Signature and Title)*  /s/ JOHN W. BALLEN
                           -----------------------------------------------------
                           John W. Ballen, President

Date:  July 24, 2003
       -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* /s/ JOHN W. BALLEN
                          ------------------------------------------------------
                          John W. Ballen, President
                          (Principal Executive Officer)

Date:  July 24, 2003
       -------------

By (Signature and Title)* /s/ RICHARD M. HISEY
                          ------------------------------------------------------
                          Richard M. Hisey, Treasurer
                          (Principal Financial Officer and Accounting Officer)

Date:  July 24, 2003
       -------------

* Print name and title of each signing officer under his or her signature.